Operating Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Leases
16.	Operating Leases
Operating leases as lessor
On March 25, 2014, NTISZ entered into an operating lease agreement to lease out certain of its buildings located in Shenzhen. The lease term originally was 3 years from May 1, 2014 to April 30, 2017. On March 21, 2016, the lease term was extended for six months to October 31, 2017. The lease contract expired on October 31, 2017. From July 2018 to 2024, NTISZ entered into operating leases with many tenants, with expiry dates from 2021 to 2027. In terms of leasing, as of December 31, 2021, 2022, 2023 and 2024, we had leased a total
area of
22,820
,
14,822
,
11,137
and
21,843
square meters to tenants in Nam Tai Inno Valley and the occupancy rate was
60
%,
39
%,
29
% and
57
% respectively.
In October 2018, Wuxi Zastron-Flex signed a rental agreement to lease out the former site of the Wuxi factories to a third party. The term of the lease is 12 years, with 10 months of rent-free incentive from the date the property is handed over. The property was handed over to the tenant in
February 2019
. In July 2024,
the
C
ompany
received a notice of housing expropriation issued by the Wuxi Municipal People’s Government, which stated the ownership of the houses and the right to use the land would be recovered at the same time. After receiving the notice, the
Company
 cooperated with the municipal government to start the work clearing the tenants. As of December 31, 2024, the clearing work was still ongoing.
In September 2019, Nam Tai • Tang Xi Technology Park signed a rental agreement to lease out the factory property to many tenants, and
a
s of
 December 31, 2020, 2021, 2022, 2023 and June 30, 2024, the occupancy rate of Nam Tai • Tang Xi Technology Park was approximately 78%, 93%, 73%, 56% and 44%, with expiry dates from 2021 to 2024.
As of December 31, 2024, the Company has closed the project and completed the eviction of tenants.
In January 2020, SHCY signed a rental agreement to lease out the office property (U-Creative Space) which was leased from a third-party. On December 31, 2020, 2021 and November 30, 2022, the occupancy rate of Shanghai office property was approximately
70%, 91% and 38%. Due to the poor market environment, this project was closed at the end of 2022.
In January 2020, Nam Tai Inno Park signed a rental agreement to lease out the business property to a third party, and on December 31, 2020, more business property and office property were
leased out to many tenants. By the end of 2021, 2022, 2023 and 2024, the Compan
y has
 leased floor area of approximately
209,938
,
227,846
,
225,210
,
and
209,983
square meters in
Nam Tai
Inno Park to tenants, equal to an occupancy rate of
79
%,
86
%,
85
% and
79
%
,
respectively.

Operating lease income of $2,526 thousand, $3,817 thousand, $12,076 thousand, $16,475 thousand, $16,028 thousand and $14,474 thousand were recognized in respect of the above operating lease during the years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024, respectively.
Operating leases as lessee
In accordance with FASB ASC 842, the Company measured and recognized a right of use asset of $9,695 thousand, $92 thousand and $37 thousand as of December 31, 2020, 2021 and 2022, and lease liabili ties
of $10,308 thousand, $9,206 thousand, $2,959 thousand and $2,554 thousand as of December 31, 2020, 2021, 2022 and 2023 respectively. The adoption of ASC 842 had an immaterial effect on the audited consolidated balance sheet as of January 1, 2019. The Company did not record right of use asset
s
in 2023 and 2024, and did not record lease liabilit
ies
in 2024.
In August 2018, ICCL entered into a
3-year
lease agreement with a third-party company for the Hong Kong office. The Company closed its
Hong Kong office at the end of 2021.
In September 2019, NTTP entered into a leasing agreement with Shenzhen Baoguanwei Property Management Co., Ltd for a term of 9.6 years to rent a building of contract floor area of 7,586 square meters. As of December 31, 2024, the Company
closed the project and completed the eviction of tenants.
In January 2020, SHCY entered into a
10-year
lease agreement with Shanghai Longdesheng Investment Co., Ltd to rent a building of contract floor area of approximately 3,981 square meters. Due to the poor market environment, this project was closed at the end of 2022.
In April 2020, NTDG entered into a
35-month
lease agreement with a third-party for an office in Dongguan.
In May 2020, SZKC entered into a
14-month
lease agreement with a third-party for an office in Shenzhen. In December 2021, SZKC entered into a 24-month lease agreement with a third-party for an office in Shenzhen.
In August 2020, NTDG entered into a
24-month
lease agreement with a third-party for a canteen in Dongguan. On July 19, 2022, the lease term was extended for 12 months to August 23, 2023.
The following table shows the total lease cost and the cash flows arising from the six operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Lease cost
Operating lease cost	$1,801	$1,570	$1,521	$525	$264
Sublease income	(615)	(1,482)	(1,103)	(344)	(150)

Total lease cost	$1,186	$88	$418	$181	$114

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,305	$1,515	$575	$503	$—

Right-of-use assets obtained in exchange for new operating lease liabilities	$486	$51	$33	$23	$—

Weighted-average remaining lease term - operating lease	96 months	85 months	75 months	64 months	—

Weighted-average discount rate – operating lease	6.75%	6.75%	6.75%	6.75%	—

Maturities of lease liabilities are as follows:

Year ended December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
2021	$1,702	$—	$—	$—	$—
2022	1,527	1,103	—	—	—
2023	1,426	1,492	547	—	—
2024	1,630	1,666	539	530	—
2025	1,642	1,678	550	540	—
2026	—	1,605	582	572	—
2027	—	—	593	583	—
2028	—	—	—	618	—
Thereafter	$5,379	$3,891	$838	$206	$—

	$13,306	$11,435	$3,649	$3,049	$—
Less: Imputed interest	(2,998)	(2,229)	(690)	(495)	—

Total lease cost	$10,308	$9,206	$2,959	$2,554	$—

Lease liabilities consist of the following:

Year ended December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Current portion of lease liabilities	$1,064	$700	$361	$372	$—
Noncurrent portion of lease liabilities	9,244	8,506	2,598	2,182	—

Total lease liabilities	$10,308	$9,206	$2,959	$2,554	$—